Intangible Assets - Summary of Information For Cash-Generating Units (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
eProperty Track [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	1.70%	2.00%
Discount rate	12.80%	13.50%
Ensign [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	1.70%	2.00%
Discount rate	12.80%	13.50%
PG Vietnam [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	3.00%	3.00%
Discount rate	17.50%	19.90%
MyProperty Data Sdn Bhd [Member]
Disclosure of information for cash-generating units [line items]
Growth rate	3.40%	1.70%
Discount rate	21.90%	33.20%
Bottom of range [member] | eProperty Track [Member]
Disclosure of information for cash-generating units [line items]
EBIT margin	16.00%	(8.00%)
Bottom of range [member] | Ensign [Member]
Disclosure of information for cash-generating units [line items]
EBIT margin	29.00%	38.00%
Bottom of range [member] | PG Vietnam [Member]
Disclosure of information for cash-generating units [line items]
EBIT margin	18.00%	20.00%
Bottom of range [member] | MyProperty Data Sdn Bhd [Member]
Disclosure of information for cash-generating units [line items]
EBIT margin	(39.00%)	(10.00%)
Top of range [member] | eProperty Track [Member]
Disclosure of information for cash-generating units [line items]
EBIT margin	36.00%	30.00%
Top of range [member] | Ensign [Member]
Disclosure of information for cash-generating units [line items]
EBIT margin	34.00%	40.00%
Top of range [member] | PG Vietnam [Member]
Disclosure of information for cash-generating units [line items]
EBIT margin	41.00%	44.00%
Top of range [member] | MyProperty Data Sdn Bhd [Member]
Disclosure of information for cash-generating units [line items]
EBIT margin	52.00%	49.00%